Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2022
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note C - Loans and Allowance for Loan Losses
Loans are comprised of the following at December 31:

	2022	2021
Residential real estate	$297,036	$274,425
Commercial real estate:
Owner-occupied	72,719	71,979
Nonowner-occupied	182,831	176,100
Construction	33,205	33,718
Commercial and industrial	151,232	141,525
Consumer:
Automobile	54,837	48,206
Home equity	27,791	22,375
Other	65,398	62,863
	885,049	831,191
Less: Allowance for loan losses	(5,269)	(6,483)

Loans, net	$879,780	$824,708

At December 31, 2022 and 2021, net deferred loan origination costs were $663 and $191, respectively. At December 31, 2022 and 2021, net unamortized loan purchase premiums were $1,142 and $1,260, respectively.

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2022 and 2021:
December 31, 2022	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$980	$2,548	$1,571	$1,384	$6,483
Provision for loan losses	(318)	(556)	283	559	(32)
Loans charged off	(135)	(36)	(618)	(1,399)	(2,188)
Recoveries	154	82	57	713	1,006
Total ending allowance balance	$681	$2,038	$1,293	$1,257	$5,269

December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,480	$2,431	$1,776	$1,473	$7,160
Provision for loan losses	(615)	(61)	(258)	515	(419)
Loans charged off	(84)	(115)	(120)	(1,162)	(1,481)
Recoveries	199	293	173	558	1,223
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2022 and 2021:

December 31, 2022	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$—	$—	$—
Collectively evaluated for impairment	681	2,038	1,293	1,257	5,269
Total ending allowance balance	$681	$2,038	$1,293	$1,257	$5,269

Loans:
Loans individually evaluated for impairment	$—	$1,986	$—	$28	$2,014
Loans collectively evaluated for impairment	297,036	286,769	151,232	147,998	883,035
Total ending loans balance	$297,036	$288,755	$151,232	$148,026	$885,049

December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$10	$—	$10
Collectively evaluated for impairment	980	2,548	1,561	1,384	6,473
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

Loans:
Loans individually evaluated for impairment	$—	$5,411	$4,531	$81	$10,023
Loans collectively evaluated for impairment	274,425	276,386	136,994	133,363	821,168
Total ending loans balance	$274,425	$281,797	$141,525	$133,444	$831,191

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2022 and 2021:

December 31, 2022	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:	$—	$—	$—	$—	$—	$—

With no related allowance recorded:
Commercial real estate:
Owner-occupied	1,692	1,607	—	1,662	97	97
Nonowner-occupied	379	379	—	382	29	29
Consumer:
Home equity	28	28	—	23	2	2

Total	$2,099	$2,014	$—	$2,067	$128	$128

December 31, 2021	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial and industrial	$1,993	$1,993	$10	$1,987	$94	$94

With no related allowance recorded:
Commercial real estate:
Owner-occupied	5,052	5,027	—	5,151	309	309
Nonowner-occupied	384	384	—	387	29	29
Commercial and industrial	2,538	2,538	—	2,981	139	139
Consumer:
Home equity	31	31	—	32	2	2
Other	50	50	—	49	2	2

Total	$10,048	$10,023	$10	$10,587	$575	$575

The recorded investment of a loan excludes accrued interest and net deferred origination fees and costs due to immateriality.

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). As of December 31, 2022, the Company had no other real estate owned for residential real estate properties, compared to $15 as of December 31, 2021. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $370 and $316 as of December 31, 2022 and December 31, 2021, respectively.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2022 and 2021:
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2022
Residential real estate	$100	$1,708
Commercial real estate:
Owner-occupied	—	938
Nonowner-occupied	—	70
Construction	—	75
Commercial and industrial	—	150
Consumer:
Automobile	27	82
Home equity	—	151
Other	411	59
Total	$538	$3,233

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2021
Residential real estate	$10	$2,683
Commercial real estate:
Owner-occupied	—	1,055
Nonowner-occupied	—	—
Construction	—	146
Commercial and industrial	65	150
Consumer:
Automobile	55	147
Home equity	—	148
Other	160	17
Total	$290	$4,346

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2022 and 2021:
December 31, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$1,799	$701	$497	$2,997	$294,039	$297,036
Commercial real estate:
Owner-occupied	97	—	938	1,035	71,684	72,719
Nonowner-occupied	626	5	—	631	182,200	182,831
Construction	40	45	17	102	33,103	33,205
Commercial and industrial	21	—	150	171	151,061	151,232
Consumer:
Automobile	804	240	97	1,141	53,696	54,837
Home equity	204	—	151	355	27,436	27,791
Other	875	113	452	1,440	63,958	65,398

Total	$4,466	$1,104	$2,302	$7,872	$877,177	$885,049

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,208	$1,218	$921	$4,347	$270,078	$274,425
Commercial real estate:
Owner-occupied	895	—	153	1,048	70,931	71,979
Nonowner-occupied	100	—	—	100	176,000	176,100
Construction	36	53	33	122	33,596	33,718
Commercial and industrial	517	60	215	792	140,733	141,525
Consumer:
Automobile	656	148	194	998	47,208	48,206
Home equity	35	165	47	247	22,128	22,375
Other	401	133	177	711	62,152	62,863

Total	$4,848	$1,777	$1,740	$8,365	$822,826	$831,191

Troubled Debt Restructurings:
A TDR occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDRs are considered to be impaired.   The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.
The Company has allocated reserves for a portion of its TDRs to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.
The following table presents the types of TDR loan modifications by class of loans as of December 31, 2022 and December 31, 2021:
	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2022
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$411	$—	$411
Credit extension at lower stated rate than market rate	361	—	361
Nonowner-occupied
Credit extension at lower stated rate than market rate	379	—	379
Total TDRs	$1,151	$—	$1,151

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2021
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$1,455	$—	$1,455
Maturity extension at lower stated rate than market rate	268	—	268
Credit extension at lower stated rate than market rate	375	—	375
Nonowner-occupied
Credit extension at lower stated rate than market rate	385	—	385
Commercial and industrial
Interest only payments	2,301	—	2,301
Total TDRs	$4,784	$—	$4,784

At December 31, 2022 and 2021, the Company had no specific allocations in reserves to customers whose loan terms have been modified in TDRs. At December 31, 2022, the Company had no commitments to lend additional amounts to customers with outstanding loans that are classified as TDRs, as compared to $3,199 at December 31, 2021.
There were no TDR loan modifications that occurred during the years ended December 31, 2022 and 2021 that impacted provision expense or the allowance for loan losses.
During the years ended December 31, 2022 and 2021, the Company had no TDRs that experienced any payment defaults within twelve months following their loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual.  TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Credit Quality Indicators:
The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 11. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 11. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $1,000.
The Company uses the following definitions for its criticized loan risk ratings:
Special Mention. Loans classified as “special mention” indicate considerable risk due to deterioration of repayment (in the earliest stages) that results from potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision and are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a TDRs should be graded no higher than special mention until they have been reported as performing over one year after restructuring.
The Company uses the following definitions for its classified loan risk ratings:
Substandard. Loans classified as “substandard” represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loans. Collateral liquidation is considered likely to satisfy debt.
Doubtful. Loans classified as “doubtful” display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This classification should be temporary until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors that may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.
Loss. Loans classified as “loss” are considered uncollectible and are of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the credit has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset yielding such a minimum value even though partial recovery may be affected in the future.  Amounts classified as loss should be promptly charged off.
Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date.

As of December 31, 2022 and December 31, 2021, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:
December 31, 2022	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$68,236	$3,545	$938	$72,719
Nonowner-occupied	177,479	5,352	—	182,831
Construction	33,143	—	62	33,205
Commercial and industrial	147,627	1,879	1,726	151,232
Total	$426,485	$10,776	$2,726	$439,987

December 31, 2021	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,999	$618	$4,362	$71,979
Nonowner-occupied	175,901	—	199	176,100
Construction	33,685	—	33	33,718
Commercial and industrial	134,983	1,862	4,680	141,525
Total	$411,568	$2,480	$9,274	$423,322

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau), but the scores are not updated. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.
For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2022 and December 31, 2021:
	Consumer
December 31, 2022	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$54,728	$27,640	$64,928	$295,228	$442,524
Nonperforming	109	151	470	1,808	2,538
Total	$54,837	$27,791	$65,398	$297,036	$445,062

	Consumer
December 31, 2021	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$48,004	$22,227	$62,686	$271,732	$404,649
Nonperforming	202	148	177	2,693	3,220
Total	$48,206	$22,375	$62,863	$274,425	$407,869

The Company originates residential, consumer, and commercial loans to customers located primarily in the southeastern areas of Ohio as well as the western counties of West Virginia.  Approximately 4.52% of total loans were unsecured at December 31, 2022, up from 4.45% at December 31, 2021.